Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Accrued Expenses and Other Liabilities

	Year Ending December 31,
	2021	2020
Accrued expenses and other liabilities
Accrued professional fees related to merger transaction (1)	$(16,263)	$—
Provisions	(2,934)	(462)
Payroll and employee benefits payable	(2,545)	(1,717)
Other taxes payable	(2,045)	(439)

Total	$(23,787)	$(2,618)

Total current	(23,435)	(2,582)

Total non-current	$(352)	$(36)

(1)	Refer to Note 20 (Subsequent Events) for further details on the merger transaction.